Benefit Plans (Estimated Future Benefit Payments) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
2014	$ 985
2015	980
2016	976
2017	973
2018	974
2019 through 2023	$ 14,398